Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 29, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	March 29, 2026	March 30, 2025
		Reclassified
	$	$
Trade payables	58.6	51.4
Accrued liabilities	83.0	86.8
Employee benefits	46.5	31.6
Derivative financial instruments	2.8	2.6
Other payables	23.1	14.3
Accounts payable and accrued liabilities	214.0	186.7